DEFERRED TAX	12 Months Ended
Dec. 31, 2022
Disclosure of deferred taxes [Abstract]
DEFERRED TAX
20	DEFERRED TAX

	2022	2021
	US$’000	US$’000
Deferred taxation analysed by major category:
Other timing differences	1,304	2,123
	1,304	2,123
Reconciliation of deferred taxation:
Opening balance	2,123	1,138
(Credit) debit to profit or loss for the year – continuing operations (Note 36)	(665)	547
Debit to profit or loss for the year – discontinued operation	-	637
Deferred tax on the actuarial gain	(45)	(25)
Exchange differences	(109)	(174)
Closing balance	1,304	2,123

At the end of the reporting period, the aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised is US$2,814,000 (2021: US$2,387,000). No liability has been recognised in respect of these differences because the Group is in a position to control the timing of the reversal of the temporary differences and it is probable that such differences will not reverse in the foreseeable future.